ACCOUNTS RECEIVABLE, NET - Allowance for credit loss movement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allowance for credit loss movement
Additions	$ (175,819)	$ (117,510)	$ 266,945
Nonrelated party
Allowance for credit loss movement
Beginning balance	256,882	486,784
Additions	11,738	144,000
Reversal	(123,647)	(336,862)
Foreign currency translation adjustments	(11,524)	(37,040)
Ending balance	$ 133,449	$ 256,882	$ 486,784